Offerings	Aug. 14, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, par value $0.001 per share(2)
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee. The amount being registered assumes a dividend of one (1) common share of the Registrant for every twenty (20) common shares held of The Gabelli Dividend & Income Trust. If this ratio changes, the number of shares to be issued will be adjusted accordingly, but the proposed maximum aggregate offering price will remain unchanged.
(2)	No separate consideration will be received for shares to be distributed to the common shareholders of The Gabelli Dividend & Income Trust.
(3)	Previously paid in connection with the Registrant’s registration statement on Form N-14 (File No. 333-286859) filed with the Securities and Exchange Commission on August 8, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	N/A
Maximum Aggregate Offering Price	$ 100,000,000
Amount of Registration Fee	$ 15,310
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee. The amount being registered assumes a dividend of one (1) common share of the Registrant for every twenty (20) common shares held of The Gabelli Dividend & Income Trust. If this ratio changes, the number of shares to be issued will be adjusted accordingly, but the proposed maximum aggregate offering price will remain unchanged.
(2)	No separate consideration will be received for shares to be distributed to the common shareholders of The Gabelli Dividend & Income Trust.
(3)	Previously paid in connection with the Registrant’s registration statement on Form N-14 (File No. 333-286859) filed with the Securities and Exchange Commission on August 8, 2025.